Income Taxes - Deferred Tax Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Components of Deferred Tax Assets [Abstract]
Current deferred tax assets	$ 115,000	$ 185,000
Valuation Allowance-current	115,000	185,000
Total current deferred assets	0	0
Net operating loss carryforwards	36,846,000	29,384,000
Depreciation	142,000	203,000
Research and development credits	3,225,000	2,750,000
Capitalized research and development expense	10,782,000	9,503,000
Stock-based compensation	3,213,000	2,252,000
Deferred tax assets	54,208,000	44,092,000
Valuation allowance-non-current	54,208,000	44,092,000
Total non-current deferred tax assets	0	0
Total deferred tax assets	0	0
Increase in equity if and when deferred tax assets realized	900,000
Increase in valuation allowance	$ 10,000,000	$ 4,500,000